Submission	Mar. 30, 2026
Submission [Line Items]
Central Index Key	0002034400
Registrant Name	Black Titan Corp
Registration File Number	333-293538
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES